Income Taxes - Expected Income Tax Provision (Benefit) from Applying Federal Statutory Tax Rates to the Pre-Tax Loss and Actual Income Tax Provision (Benefit) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax benefit at statutory rates	21.00%	34.00%
Permanent adjustment	(1.40%)
Provision to return adjustment	(0.20%)
State income tax benefit, net of Federal benefit	(6.40%)	6.80%
Tax reform impact		(134.50%)
Change in valuation allowance	(13.00%)	93.00%
Change in state tax rates and other		0.70%
Total	0.00%	0.00%